UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rob Walker
Title:   Chief Compliance Officer
Phone:   615.661.9622

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         10-12-2010
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $322,355 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class

Greenhaven Continuous Commodit	ETF	395258106	16729	507723	SH		Sole		507722.71
Ishares Barclays Aggregate Bon	ETF	464287226	17116	161857	SH		Sole		161857.214
Ishares Diversified Alternativ	ETF	464294107	19817	392024	SH		Sole		392023.61
PowerShares DB G10 Currency Ha	ETF	73935Y102	19518	822143	SH		Sole		822142.9681
PowerShares FTSE RAFI Int'l Em	ETF	73936T763	3212	124585	SH		Sole		124585.2874
PowerShares FTSE RAFI US 1000	ETF	73935X583	9975	178289	SH		Sole		178288.864
PowerShares S&P 500 Buy Write	ETF	73936G308	20683	990071	SH		Sole		990070.7694
Powershares DB Commodity Indx 	ETF	73935S105	16452	597177	SH		Sole		597177.4577
Powershares FTSE RAFI Dev Mkts	ETF	73936T789	9669	245338	SH		Sole		245338.064
Powershares FTSE RAFI US 1500 	ETF	73935X567	3460	53670	SH		Sole		53669.707
S&P Short Term National AMT-Fr	ETF	464288158	254	2436	SH		Sole		2436.364
SPDR Barclays Capital TIPS	ETF	78464A656	10744	202251	SH		Sole		202250.675
SPDR Barclays Int'l Treas. Bon	ETF	78464A516	12322	210771	SH		Sole		210770.66
SPDR Barclays Municipal Bond	ETF	78464A458	356	16474	SH		Sole		16473.762
SPDR DJ Int'l Real Estate	ETF	78463X863	6728	172834	SH		Sole		172833.769
SPDR S&P 500			ETF	78462F103	10810	85966	SH		Sole		85966.013
Spdr Series TRUST		ETF	78464A425	374	15706	SH		Sole		15706.0098
Vanguard Bond Index Fund	ETF	921937835	16841	209801	SH		Sole		209800.628
WisdomTree DIEFA Int'l Fd	ETF	97717W703	9967	210401	SH		Sole		210400.6611
WisdomTree Emerging Fixed Curr	ETF	97717W133	14033	622012	SH		Sole		622011.9
WisdomTree Emerging Mkt Equity	ETF	97717W315	3390	56785	SH		Sole		56785.216
WisdomTree Int'l Real Estate-R	ETF	97717W331	6620	231216	SH		Sole		231215.5723
WisdomTree SmallCap Earnings 	ETF	97717W562	3388	65222	SH		Sole		65222.24
iShares Barclays 3-7 Yr Treasu	ETF	464288661	17106	149205	SH		Sole		149204.718
iShares Barclays Interm Corp B	ETF	464288638	17169	163238	SH		Sole		163238.093
iShares Barclays TIPS		ETF	464287176	11047	102745	SH		Sole		102745.35
iShares Cohen & Steers Realty 	ETF	464287564	7100	108033	SH		Sole		108032.9099
iShares DJ US Real Estate	ETF	464287739	6903	123358	SH		Sole		123358.391
iShares Russell 3000 Index	ETF	464287689	17755	236888	SH		Sole		236887.618
iShares S&P Citygroup Int'l Tr	ETF	464288117	12574	122953	SH		Sole		122953.476
iShares S&P National AMT-Free 	ETF	464288414	243	2454	SH		Sole		2454.073